UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2013

Item 1. Schedule of Investments.

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Shares	Value
Common Stocks–28.2%
Consumer Discretionary–2.8%
Hotels, Restaurants & Leisure–0.8%
McDonald’s Corp.	145,000	$14,002,650

Media–1.6%
Cinemark Holdings, Inc.	528,000	15,491,502
Comcast Corp., Cl. A	201,500	8,090,225
Time Warner Cable, Inc.	49,500	4,727,745

		28,309,472

Multiline Retail–0.3%
Macy’s, Inc.	115,000	5,559,100

Specialty Retail–0.1%
Tiffany & Co.	40,000	3,111,200

Consumer Staples–1.8%
Beverages–0.9%
Coca-Cola Co. (The)	412,000	16,475,880

Tobacco–0.9%
Philip Morris International, Inc., Cl. A	184,000	16,727,440

Energy–3.3%
Energy Equipment & Services–0.6%
Baker Hughes, Inc.	111,300	5,061,924
Schlumberger Ltd.	63,000	4,600,890

		9,662,814

Oil, Gas & Consumable Fuels–2.7%
Apache Corp.	46,500	3,819,045
Chevron Corp.	126,100	15,478,775
Enbridge Energy Management LLC[1]	1	3
EOG Resources, Inc.	40,000	5,164,000
Exxon Mobil Corp.	137,000	12,394,390
Kinder Morgan Management LLC[1]	1	29
Kinder Morgan, Inc.	97,000	3,684,060
Noble Energy, Inc.[1]	43,000	2,478,950
Royal Dutch Shell plc, B Shares	175,953	6,078,972

		49,098,224

Financials–4.6%
Capital Markets–0.1%
Goldman Sachs Group, Inc. (The)	13,000	2,107,040

Commercial Banks–1.2%
Bond Street Holdings LLC, Cl. A1,2	285,000	3,990,000
Bond Street Holdings LLC, Cl. B, Non-Vtg.[1]	90,000	1,260,000
M&T Bank Corp.	136,000	14,266,400
Wells Fargo & Co.	40,630	1,647,547

		21,163,947

Diversified Financial Services–0.7%
Citigroup, Inc.	230,000	11,957,700

Insurance–0.8%
ACE Ltd.	85,000	7,622,800

1	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Insurance Continued
Alleghany Corp.[1]	20,052	$7,820,280

		15,443,080

Real Estate Investment Trusts (REITs)–1.8%
American Assets Trust, Inc.	205,000	6,601,000
Blackstone Mortgage Trust, Inc., Cl. A1	75,000	1,977,750
Macerich Co. (The)	100,000	6,491,000
Starwood Property Trust, Inc.	655,130	16,620,648

		31,690,398

Health Care–3.6%
Health Care Equipment & Supplies–0.3%
Baxter International, Inc.	35,000	2,461,550
Covidien plc	45,000	2,862,000

		5,323,550

Health Care Providers & Services–1.2%
HCA Holdings, Inc.	121,550	4,747,743
UnitedHealth Group, Inc.	185,000	11,586,550
Universal Health Services, Inc., Cl. B	61,000	4,217,540

		20,551,833

Pharmaceuticals–2.1%
Actavis, Inc.[1]	89,000	10,972,810
Medicines Co. (The)[1]	50,000	1,610,500
Merck & Co., Inc.	337,000	15,737,900
Novartis AG, ADR	78,000	5,597,280
Pfizer, Inc.	151,400	4,122,622

		38,041,112

Industrials–3.4%
Aerospace & Defense–0.8%
Honeywell International, Inc.	118,000	9,258,280
Northrop Grumman Corp.	70,000	5,767,300

		15,025,580

Airlines–0.3%
United Continental Holdings, Inc.[1]	180,000	5,842,800

Commercial Services & Supplies–0.5%
Tyco International Ltd.	265,000	8,959,650

Construction & Engineering–0.4%
Quanta Services, Inc.[1]	220,000	6,241,400

Electrical Equipment–0.1%
Hubbell, Inc., Cl. B	9,500	954,085

Machinery–0.3%
AGCO Corp.	94,410	5,236,923

Trading Companies & Distributors–1.0%
AerCap Holdings NV1	750,000	12,997,500
Wesco International, Inc.[1]	74,000	5,495,240

		18,492,740

2	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Shares	Value
Common Stocks Continued
Information Technology–4.1%
Communications Equipment–1.0%
Cisco Systems, Inc.	250,000	$6,020,000
Juniper Networks, Inc.[1]	318,000	5,638,140
QUALCOMM, Inc.	88,300	5,605,284

		17,263,424

Computers & Peripherals–1.2%
Apple, Inc.	36,879	16,583,749
SanDisk Corp.[1]	100,000	5,902,000

		22,485,749

Internet Software & Services–0.3%
Yahoo!, Inc.[1]	186,500	4,904,950

IT Services–0.9%
Accenture plc, Cl. A	100,000	8,211,000
International Business Machines Corp.	39,200	8,154,384

		16,365,384

Semiconductors & Semiconductor Equipment–0.3%
Xilinx, Inc.	145,000	5,894,250

Software–0.4%
Oracle Corp.	189,000	6,380,640

Materials–2.3%
Chemicals–2.3%
Celanese Corp., Series A	314,000	15,495,900
Lyondellbasell Industries NV, Cl. A	142,900	9,524,285
Mosaic Co. (The)	280,134	17,037,750

		42,057,935

Telecommunication Services–1.1%
Diversified Telecommunication Services–1.1%
AT&T, Inc.	116,250	4,067,588
BCE, Inc.	202,000	9,025,360
Verizon Communications, Inc.	150,000	7,272,000

		20,364,948

Utilities–1.2%
Electric Utilities–0.4%
Cleco Corp.	147,000	6,689,970

Multi-Utilities–0.8%
CenterPoint Energy, Inc.	281,000	6,513,580
CMS Energy Corp.	285,000	7,680,750

		14,194,330

Total Common Stocks (Cost $383,906,417)		506,580,198

Preferred Stocks–3.1%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg.	123,300	2,891,385
H.J. Heinz Finance Co., 8% Cum., Series B3,4	295	29,960,938
M&T Bank Corp.:
5% Cum., Series A, Non-Vtg.	1,833	1,906,320
5% Cum., Series C, Non-Vtg.	4,500	4,725,360

3	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks Continued
M&T Capital Trust IV, 8.50% Cum., Non-Vtg.	8,124	$210,818
PPL Corp.:
8.75% Cv.	147,000	7,902,720
9.50% Cv., Non-Vtg.	147,000	7,713,090

Total Preferred Stocks (Cost $55,598,265)		55,310,631

	Units
Rights, Warrants and Certificates–0.1%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86, Exp. 11/30/14[1] (Cost $192,089)	38,418	2,564,402

	Principal Amount
Mortgage-Backed Obligations–18.9%
Government Agency–12.8%
FHLMC/FNMA/FHLB/Sponsored–10.6%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/43[5]	$4,765,000	4,922,841
4.50%, 5/1/19[6]	1,473,104	1,556,178
5%, 12/1/34	108,728	117,034
6%, 5/15/18	491,449	521,607
6.50%, 7/1/28-4/1/34	297,639	343,237
7%, 10/1/31	322,154	379,530
8%, 4/1/16	58,674	61,831
9%, 8/1/22-5/1/25	29,869	33,503
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28	164,360	187,164
Series 2043, Cl. ZP, 6.50%, 4/15/28	740,930	848,673
Series 2053, Cl. Z, 6.50%, 4/15/28	171,855	195,751
Series 2279, Cl. PK, 6.50%, 1/15/31	296,832	328,662
Series 2326, Cl. ZP, 6.50%, 6/15/31	138,629	158,835
Series 2426, Cl. BG, 6%, 3/15/17	703,973	750,317
Series 2427, Cl. ZM, 6.50%, 3/1/32	538,819	617,743
Series 2461, Cl. PZ, 6.50%, 6/1/32	815,319	935,044
Series 2500, Cl. FD, 0.699%, 3/15/32[7]	91,705	92,676
Series 2526, Cl. FE, 0.599%, 6/15/29[7]	102,682	103,338
Series 2538, Cl. F, 0.799%, 12/15/32[7]	706,043	713,849
Series 2551, Cl. FD, 0.599%, 1/15/33[7]	68,397	68,872
Series 2626, Cl. TB, 5%, 6/1/33	1,050,709	1,148,767
Series 3025, Cl. SJ, 24.02%, 8/15/35[7]	103,940	150,535
Series 3030, Cl. FL, 0.599%, 9/15/35[7]	1,383,544	1,393,899
Series 3822, Cl. JA, 5%, 6/1/40	814,771	849,863
Series 3848, Cl. WL, 4%, 4/1/40	1,504,898	1,587,795
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 17.191%, 4/1/27[8]	237,646	29,309
Series 192, Cl. IO, 11.086%, 2/1/28[8]	68,569	10,836
Series 2130, Cl. SC, 52.843%, 3/15/29[8]	195,498	43,979
Series 243, Cl. 6, 0%, 12/15/32[8,9]	265,309	41,911

4	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2639, Cl. SA, 0%, 7/15/22[8,9]	$433,310	$19,136
Series 2796, Cl. SD, 55.091%, 7/15/26[8]	283,310	57,523
Series 2802, Cl. AS, 0%, 4/15/33[8,9]	108,443	3,649
Series 2815, Cl. PT, 18.112%, 11/15/32[8]	4,094,922	533,379
Series 2920, Cl. S, 55.092%, 1/15/35[8]	1,635,268	326,823
Series 2922, Cl. SE, 8.859%, 2/15/35[8]	400,836	72,305
Series 2937, Cl. SY, 21.875%, 2/15/35[8]	5,894,214	970,063
Series 3201, Cl. SG, 6.182%, 8/15/36[8]	1,425,871	282,488
Series 3397, Cl. GS, 16.803%, 12/15/37[8]	902,593	163,698
Series 3424, Cl. EI, 4.077%, 4/15/38[8]	696,083	106,014
Series 3450, Cl. BI, 16.501%, 5/15/38[8]	2,036,810	384,630
Series 3606, Cl. SN, 9.241%, 12/15/39[8]	842,909	125,939
Series 3662, Cl. SM, 28.613%, 10/15/32[8]	2,023,554	232,301
Series 3736, Cl. SN, 10.508%, 10/15/40[8]	4,422,046	632,302
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.595%, 6/1/26[10]	74,757	68,728
Federal National Mortgage Assn.:
2.50%, 6/1/28[5]	8,925,000	9,109,427
4.50%, 6/1/28-6/1/43[5]	34,345,000	36,699,603
5%, 6/1/43[5]	3,380,000	3,645,780
5.50%, 2/1/35-4/1/39	3,928,175	4,275,628
6%, 6/1/43[5]	6,075,000	6,612,259
6.50%, 5/1/17-11/1/31	1,773,806	1,977,521
7%, 11/1/17-7/25/35	235,961	259,292
7.50%, 1/1/33-3/25/33	3,787,359	4,548,211
8.50%, 7/1/32	11,035	12,952
Federal National Mortgage Assn., 15 yr.:
3%, 6/1/28[5]	6,395,000	6,655,796
3.50%, 6/1/28[5]	4,530,000	4,766,409
Federal National Mortgage Assn., 30 yr.:
3.50%, 6/1/43[5]	23,315,000	24,150,150
4%, 6/1/43[5]	26,870,000	28,328,958
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	445,734	505,781
Trust 1998-61, Cl. PL, 6%, 11/25/28	219,765	246,995
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	355,087	399,583
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	632,033	726,075
Trust 2003-130, Cl. CS, 13.713%, 12/25/33[7]	417,918	500,237
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	2,845,707	3,131,929
Trust 2004-101, Cl. BG, 5%, 1/25/20	1,318,119	1,399,118
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	5,900,071	6,502,043
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,708,202
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	406,525	412,499
Trust 2005-73, Cl. DF, 0.443%, 8/25/35[7]	3,263,599	3,270,068
Trust 2006-11, Cl. PS, 23.858%, 3/25/36[7]	312,461	434,427
Trust 2006-46, Cl. SW, 23.491%, 6/25/36[7]	252,132	360,643

5	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2006-50, Cl. KS, 23.491%, 6/25/36[7]	$539,835	$775,076
Trust 2006-50, Cl. SK, 23.491%, 6/25/36[7]	74,171	105,364
Trust 2007-109, Cl. NF, 0.743%, 12/25/37[7]	1,306,887	1,324,394
Trust 2007-42, Cl. A, 6%, 2/1/33	362,409	366,344
Trust 2009-36, Cl. FA, 1.133%, 6/25/37[7]	1,202,045	1,218,510
Trust 2009-37, Cl. HA, 4%, 4/1/19	1,622,360	1,716,815
Trust 2009-70, Cl. PA, 5%, 8/1/35	308,843	309,760
Trust 2011-15, Cl. DA, 4%, 3/1/41	586,105	622,644
Trust 2011-3, Cl. KA, 5%, 4/1/40	1,604,915	1,745,705
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 49.01%, 3/17/31[8]	204,749	33,682
Trust 2001-65, Cl. S, 24.739%, 11/25/31[8]	478,408	104,920
Trust 2001-81, Cl. S, 23.228%, 1/25/32[8]	119,308	23,898
Trust 2002-47, Cl. NS, 30.21%, 4/25/32[8]	292,427	64,161
Trust 2002-51, Cl. S, 30.408%, 8/25/32[8]	268,488	57,154
Trust 2002-52, Cl. SD, 35.992%, 9/25/32[8]	353,331	80,331
Trust 2002-60, Cl. SM, 26.183%, 8/25/32[8]	411,202	75,716
Trust 2002-7, Cl. SK, 22.568%, 1/25/32[8]	123,181	22,789
Trust 2002-75, Cl. SA, 27.575%, 11/25/32[8]	581,748	118,128
Trust 2002-77, Cl. BS, 22.416%, 12/18/32[8]	251,925	55,293
Trust 2002-77, Cl. SA, 21.126%, 12/18/32[8]	390,979	74,223
Trust 2002-77, Cl. SH, 35.522%, 12/18/32[8]	182,920	42,991
Trust 2002-89, Cl. S, 49.858%, 1/25/33[8]	856,523	197,660
Trust 2002-9, Cl. MS, 25.039%, 3/25/32[8]	161,144	39,894
Trust 2002-90, Cl. SN, 27.16%, 8/25/32[8]	211,743	38,986
Trust 2002-90, Cl. SY, 33.528%, 9/25/32[8]	101,748	18,581
Trust 2003-33, Cl. SP, 26.428%, 5/25/33[8]	545,961	126,702
Trust 2003-46, Cl. IH, 0%, 6/1/23[8,9]	1,099,794	140,190
Trust 2004-54, Cl. DS, 40.425%, 11/25/30[8]	326,988	64,225
Trust 2004-56, Cl. SE, 9.685%, 10/25/33[8]	739,400	142,767
Trust 2005-12, Cl. SC, 10.951%, 3/25/35[8]	198,113	39,384
Trust 2005-19, Cl. SA, 49.894%, 3/25/35[8]	3,998,342	823,136
Trust 2005-40, Cl. SA, 50.467%, 5/25/35[8]	887,533	171,043
Trust 2005-52, Cl. JH, 6.40%, 5/25/35[8]	1,853,577	374,707
Trust 2005-6, Cl. SE, 57.853%, 2/25/35[8]	1,345,355	221,810
Trust 2005-71, Cl. SA, 52.319%, 8/25/25[8]	866,202	125,874
Trust 2005-93, Cl. SI, 12.803%, 10/25/35[8]	1,155,690	185,818
Trust 2006-51, Cl. SA, 23.339%, 6/25/36[8]	7,166,844	1,251,289
Trust 2007-75, Cl. BI, 3.365%, 8/25/37[8]	5,379,608	981,301
Trust 2008-46, Cl. EI, 13.42%, 6/25/38[8]	2,089,643	300,417
Trust 2008-55, Cl. SA, 5.526%, 7/25/38[8]	1,162,825	123,187
Trust 2009-8, Cl. BS, 0.91%, 2/25/24[8]	1,311,205	115,997
Trust 2012-40, Cl. PI, 25.481%, 4/1/41[8]	5,522,546	1,057,568
Trust 222, Cl. 2, 26.172%, 6/1/23[8]	513,849	78,255

6	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 252, Cl. 2, 42.788%, 11/1/23[8]	$454,133	$75,376
Trust 303, Cl. IO, 32.113%, 11/1/29[8]	173,001	25,970
Trust 308, Cl. 2, 26.79%, 9/1/30[8]	439,470	67,416
Trust 320, Cl. 2, 10.174%, 4/1/32[8]	1,670,726	230,956
Trust 321, Cl. 2, 1.142%, 4/1/32[8]	1,344,446	222,943
Trust 331, Cl. 9, 6.657%, 2/1/33[8]	468,791	79,372
Trust 334, Cl. 17, 14.001%, 2/1/33[8]	280,049	50,584
Trust 339, Cl. 12, 18.875%, 6/1/33[8]	1,041,876	154,560
Trust 339, Cl. 7, 53.967%, 8/1/33[8]	1,270,257	184,500
Trust 343, Cl. 13, 25.983%, 9/1/33[8]	960,234	140,655
Trust 343, Cl. 18, 27.229%, 5/1/34[8]	295,693	42,990
Trust 345, Cl. 9, 99.999%, 1/1/34[8]	439,432	60,890
Trust 351, Cl. 10, 26.57%, 4/1/34[8]	349,415	50,956
Trust 351, Cl. 8, 25.915%, 4/1/34[8]	575,522	83,167
Trust 356, Cl. 10, 53.98%, 6/1/35[8]	433,729	60,891
Trust 356, Cl. 12, 57.005%, 2/1/35[8]	213,464	30,101
Trust 362, Cl. 13, 31.971%, 8/1/35[8]	742,199	107,614
Trust 364, Cl. 16, 69.637%, 9/1/35[8]	864,565	114,905
Trust 365, Cl. 16, 0%, 3/1/36[8,9]	2,384,739	334,985
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 4.182%, 9/25/23[10]	199,620	190,868

		190,678,531

GNMA/Guaranteed–2.2%
Government National Mortgage Assn.:
3.50%, 6/1/43[5]	35,690,000	37,527,478
8.50%, 8/1/17-12/15/17	39,092	41,621

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 78.522%, 1/16/27[8]	440,957	87,233
Series 2002-15, Cl. SM, 69.886%, 2/16/32[8]	405,389	92,736
Series 2002-41, Cl. GS, 51.828%, 6/16/32[8]	220,369	48,174
Series 2002-76, Cl. SY, 76.234%, 12/16/26[8]	1,111,482	259,994
Series 2004-11, Cl. SM, 67.428%, 1/17/30[8]	392,733	72,905
Series 2007-17, Cl. AI, 22.821%, 4/16/37[8]	3,087,158	627,114
Series 2011-52, Cl. HS, 13.703%, 4/16/41[8]	3,538,058	880,329

		39,637,584

Non-Agency–6.1%
Commercial–3.2%
Banc of America Commercial Mortgage Trust 2006-6, Commercial Mtg. Pass-Through Certificates,
Series 2006-6, Cl. AM, 5.39%, 10/1/45	1,490,000	1,630,844

Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates,
Series 2007-4, Cl. 22A1, 5.341%, 6/1/47[7]	1,193,480	1,111,349

CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	725,772	618,866

7	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.135%, 12/1/49[7]	$1,560,000	$1,779,473
Citigroup Commercial Mortgage Trust 2013-GC11, Commercial Mtg. Pass-Through Certificates, Series 2013-GC11, Cl. D, 4.459%, 4/1/23[3,7]	675,000	629,044
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	91,896	92,718
Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2012-CR5, Cl. E, 4.335%, 12/1/45[7]	280,000	260,488
Series 2013-CR7, Cl. D, 4.361%, 3/1/46[3,7]	735,000	671,728
Series 2012-CR4, Cl. D, 4.731%, 10/1/45[3,7]	180,000	170,301
Countrywide Alternative Loan Trust 2006-J2, Mtg. Pass-Through Certificates, Series 2006-J2, Cl. A7, 6%, 4/1/36	175,600	169,095
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-C6, Cl. AJ, 5.23%, 12/1/40	1,600,000	1,711,578
CSMC Mortgage-Backed Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. 1A4, 6%, 7/1/36	2,281,374	1,819,914
CSMC Mortgage-Backed Trust 2006-C1, Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.404%, 2/1/39[7]	1,000,000	1,084,213
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.557%, 11/1/46[3,7]	260,000	275,560
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2012-CR5, Cl. XA, 3.862%, 12/1/45[8]	6,136,309	734,648
Series 2010-C1, Cl. XPA, 5.012%, 7/1/46[3,8]	13,854,890	722,747
EverBank Mortgage Loan Trust, Commercial Mtg. Pass-Through Certificates, Series 2013-1, Cl. A1, 2.25%, 4/1/43	3,431,924	3,357,036
First Horizon Alternative Mortgage Securities Trust 2005-FA8, Mtg. Pass-Through Certificates, Series 2005-FA8, Cl. 1A6, 0.843%, 11/25/35[7]	1,244,500	986,020
First Horizon Alternative Mortgage Securities Trust 2005-FA9, Mtg. Pass-Through Certificates, Series 2005-FA9, Cl. A4A, 5.50%, 12/1/35	123,943	122,071
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/1/37	205,514	165,960
First Horizon Alternative Mortgage Securities Trust 2007-FA4, Mtg. Pass-Through Certificates, Series 2007-FA4, Cl. 1A6, 6.25%, 8/1/37[7]	1,399,912	1,257,801
FREMF Mortgage Trust 2013-K25, Commerical Mtg. Pass-Through Certificates, Series 2013-K25, Cl. C, 3.812%, 11/1/45[7]	350,000	323,018

8	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
FREMF Mortgage Trust 2013-K26, Commerical Mtg. Pass-Through Certificates, Series 2013-K26, Cl. C, 3.723%, 12/1/40[3,7]	$255,000	$240,075
FREMF Mortgage Trust 2013-K27, Commerical Mtg. Pass-Through Certificates, Series 2013-K27, Cl. C, 3.616%, 1/1/46[3,7]	400,000	363,531
FREMF Mortgage Trust 2013-K712, Commerical Mtg. Pass-Through Certificates, Series 2013-K712, Cl. C, 3.367%, 5/1/45[3,7]	650,000	628,173
GE Commercial Mortgage Corp., Commercial Mtg. Pass-Throuh Certificates, Series 2005-C4, Cl. AJ, 5.294%, 11/1/45[7]	1,595,000	1,585,400
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	710,684	723,100
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg. Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38	1,443,915	1,576,294
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	940,354	945,515
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 4.814%, 11/1/35[7]	1,818,452	1,569,400
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[3]	752,389	759,709
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	2,590,000	2,647,933
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	203,324	208,107
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, Commercial Mtg. Pass-Through Certificates, Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45	1,750,000	1,773,923
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	1,838,410	1,753,563
JPMorgan, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2009-5, Cl. 1A2, 2.597%, 7/1/36[3,7]	1,420,783	1,072,390
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43	1,485,000	1,645,034
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, Commerical Mtg. Pass-Through Certificates, Series 2012-C6, Cl. E, 4.665%, 11/1/45[3,7]	545,000	526,187
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, Commerical Mtg. Pass-Through Certificates, Series 2013-C7, Cl. D, 4.31%, 2/1/46[7]	645,000	593,038
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, Commerical Mtg. Pass-Through Certificates, Series 2013-C8, Cl. D, 4.173%, 12/1/48[7]	485,000	439,463
Morgan Stanley Capital I Trust 2007-IQ13, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ13, Cl. AM, 5.406%, 3/1/44	2,740,000	3,013,048

9	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.894%, 6/1/49[7]	$1,700,000	$1,884,714
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.385%, 11/1/36[2,7]	2,048,839	1,095,230
Structured Adjustable Rate Mortgage Loan Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. 6A, 5.28%, 5/1/36[7]	462,267	407,207
Structured Adjustable Rate Mortgage Loan Trust 2007-6, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 4.702%, 7/1/37[7]	1,843,055	1,570,673
UBS-Barclays Commercial Mortgage Trust 2012-C2, Commerical Mtg. Pass-Through Certificates, Series 2012-C2, Cl. E, 4.892%, 5/1/63[3,7]	240,000	232,801
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. AM, 5.603%, 10/1/48[7]	1,580,000	1,758,627
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.521%, 12/1/35[7]	917,475	861,151
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A6, 2.613%, 9/1/35[7]	1,113,851	1,062,971
Wells Fargo Mortgage-Backed Securities 2007-16 Trust, Mtg. Pass-Through Certificates, Series 2007-16, Cl. 1A1, 6%, 12/4/37	1,536,245	1,649,735
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.702%, 4/1/37[7]	69,545	67,340
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 5.979%, 11/1/37[7]	1,621,335	1,471,053
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 12.688%, 3/1/44[8]	19,597,913	1,510,156
WFRBS Commercial Mortgage Trust 2012-C10, Commercial Mtg. Pass-Through Certificates, Series 2012-C10, Cl. D, 4.61%, 12/1/45[3,7]	280,000	262,850
WFRBS Commercial Mortgage Trust 2012-C7, Commercial Mtg. Pass-Through Certificates, Series 2012-C7, Cl. E, 4.849%, 6/1/45[3,7]	500,000	487,261
WFRBS Commercial Mortgage Trust 2012-C8, Commercial Mtg. Pass-Through Certificates, Series 2012-C8, Cl. D, 5.042%, 8/1/45[3,7]	545,000	533,285

10	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
WFRBS Commercial Mortgage Trust 2013-C11, Commercial Mtg. Pass-Through Certificates, Series 2013-C11, Cl. D, 4.185%, 3/1/45[3,7]	$278,000	$256,001

		56,869,410

Multifamily–0.3%
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37	1,681,608	1,535,196
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.629%, 6/1/36[7]	1,116,543	1,038,372
Countrywide Alternative Loan Trust 2005-86CB, Mtg. Pass-Through Certificates, Series 2005-86CB, Cl. A8, 5.50%, 2/1/36	298,238	290,124
Countrywide Alternative Loan Trust 2005-J14, Mtg. Pass-Through Certificates, Series 2005-J14, Cl. A7, 5.50%, 12/1/35	755,718	680,902
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36	367,520	317,462
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 4.916%, 5/1/37[7]	440,933	427,256
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.641%, 3/1/36[7]	686,454	680,486

		4,969,798

Residential–2.6%
ABFC Asset-Backed Certificates, Asset-Back Certificates, Series 2005-HE2, Cl. M3, 0.973%, 6/25/35[7]	4,000,000	3,420,142
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. AM, 5.811%, 2/1/51[7]	1,635,000	1,846,686
Series 2007-1, Cl. 1A3, 6%, 1/1/37	483,589	439,909
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.438%, 5/1/36[7]	479,907	470,985
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37	1,708,562	1,731,507
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.303%, 7/25/36[7]	888,668	858,805
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	1,641,414	1,632,183
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	1,239,826	1,189,889
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36	2,515,354	2,346,955
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	702,931	678,522
CHL Mortgage Pass-Through Trust 2007-15, Mtg. Pass-Through Certificates, Series 2007-15, Cl. 1A29, 6.25%, 9/1/37	2,994,376	2,923,557

11	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Residential Continued
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	$1,500,000	$1,593,710
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	1,602,677	1,521,885
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	6,617,206	6,334,274
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	1,754,457	1,484,108
Countrywide Home Loans, Asset-Backed Certificates:
Series 2004-6, Cl. M5, 1.463%, 8/25/34[7]	2,362,066	1,955,049
Series 2005-16, Cl. 2AF2, 5.15%, 5/1/36[7]	339,771	334,622
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37	460,709	413,815
GMACM Home Equity Loan Trust 2007-HE2, Home Equity Loan-Backed Term Nts., Series 2007-HE2, Cl. A2, 6.054%, 12/1/37	23,889	23,265
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	627,625	630,849
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.893%, 2/25/36[7]	797,980	738,489
Series 2005-HF1, Cl. A3B, 0.893%, 2/25/36[7]	601,031	556,224
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	1,180,742	1,139,775
RAMP Series 2006-NC3 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-NC3, Cl. A3, 0.463%, 3/25/36[7]	16,698,000	7,784,583
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	483,734	453,749
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 4.999%, 5/1/37[7]	1,051,265	1,038,770
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.479%, 1/1/37[7]	251,798	225,176
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	1,319,903	1,286,138
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	853,263	911,640
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.642%, 10/1/36[7]	1,048,740	1,017,519

		46,982,780

Total Mortgage-Backed Obligations (Cost $325,580,164)		339,138,103

12	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities–10.8%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/14[3]	$870,000	$874,313
Aircraft Lease Securitisation Ltd., Airplane Asset-Backed Securities, Series 2007-1A, Cl. G3, 0.46%, 5/10/32[2,7]	14,975,301	14,488,604
Airspeed Ltd., Airplane Receivables:
Series 2007-1 A, Cl. G1, 0.469%, 6/15/32[2,7]	32,819,775	25,599,425
Series 2007-1 A, Cl. G2, 0.479%, 6/15/32[2,7]	11,212,514	8,857,886
Ally Master Owner Trust, Asset-Backed Nts., Series 2012-2, Cl. A, 0.699%, 3/15/16[7]	1,780,000	1,781,305
American Credit Acceptance Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. A, 1.89%, 7/15/16[3]	1,090,416	1,096,848
American Credit Acceptance Receivables Trust 2012-3, Automobile Receivable Nts.:
Series 2012-3, Cl. A, 1.64%, 11/15/16[3]	487,419	487,559
Series 2012-3, Cl. C, 2.78%, 9/17/18[3]	325,000	324,427
AmeriCredit Automobile Receivables Trust 2010-1, Automobile Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17	1,055,000	1,107,973
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15	1,480,000	1,509,730
Series 2010-2, Cl. D, 6.24%, 6/8/16	2,015,000	2,142,571
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	430,000	452,622
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. B, 2.33%, 3/8/16	1,495,000	1,511,742
Series 2011-2, Cl. D, 4%, 5/8/17	1,450,000	1,515,215
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 9/8/17	2,355,000	2,468,788
AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables-Backed Nts., Series 2011-5, Cl. D, 5.05%, 12/8/17	1,500,000	1,612,810
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	2,955,000	3,179,584
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18	2,345,000	2,428,357
AmeriCredit Automobile Receivables Trust 2012-4, Automobile Receivables-Backed Nts., Series 2012-4, Cl. D, 2.68%, 10/9/18	2,345,000	2,392,886
AmeriCredit Automobile Receivables Trust 2012-5, Automobile Receivables-Backed Nts.:
Series 2012-5, Cl. C, 1.69%, 11/8/18	940,000	945,172
Series 2012-5, Cl. D, 2.35%, 12/10/18	1,280,000	1,286,686

13	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
AmeriCredit Automobile Receivables Trust 2013-1, Automobile Receivables-Backed Nts.:
Series 2013-1, Cl. C, 1.57%, 1/8/19	$1,610,000	$1,596,420
Series 2013-1, Cl. D, 2.09%, 2/8/19	1,115,000	1,098,090
AmeriCredit Automobile Receivables Trust 2013-2, Automobile Receivables-Backed Nts., Series 2013-2, Cl. D, 2.42%, 5/8/19	1,815,000	1,806,740
Avis Budget Rental Car Funding AESOP LLC, Automobile Receivable Nts.:
Series 2010-3A, Cl. A, 4.64%, 5/20/16[3]	700,000	746,856
Series 2011-2A, Cl. A, 2.37%, 11/20/14[3]	2,185,000	2,229,410
Series 2011-3A, Cl. B, 4.74%, 11/20/17[3]	890,000	958,827
Series 2012-1A, Cl. A, 2.054%, 8/20/16[3]	2,130,000	2,173,665
Blade Engine Securitization Ltd., Airplane Receivables, Series 2006-1AW, Cl. A1, 0.499%, 9/15/41[2,5,7]	24,240,640	17,938,074
Blade Engine Securitization Ltd., Asset-Backed Certificates:
Series 2006-1A, Cl. A1, 1.20%, 9/15/41[5,7]	1,762,956	1,357,476
Series 2006-1A, Cl. B, 3.199%, 9/15/41[2,7]	9,077,173	6,807,880
Capital Auto Receivables Asset Trust 2013-1, Automobile Receivables Nts., Series 2013-1, Cl. D, 2.19%, 9/20/21	725,000	720,538
CarMax Auto Owner Trust 2013-1, Automobile Receivables Nts., Series 2013-1, Cl. D, 1.99%, 8/15/19	650,000	647,723
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/16[3]	218,153	228,884
CFC LLC, Automobile Receivable Nts., Series 2013-1A, Cl. A, 1.65%, 7/17/17[3]	725,000	725,855
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	430,471
CPS Auto Trust, Automobile Receivable Nts.:
Series 2012-B, Cl. A, 2.52%, 9/16/19[3]	1,416,045	1,437,227
Series 2012-C, Cl. A, 1.82%, 12/16/19[3]	501,129	505,019
Credit Acceptance Auto Loan Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. A, 2.20%, 9/16/19[3]	890,000	902,395
Series 2012-2A, Cl. A, 1.52%, 3/16/20[3]	535,000	537,970
Series 2012-2A, Cl. B, 2.21%, 9/15/20[3]	270,000	272,125
Series 2013-1A, Cl. B, 1.83%, 4/15/21[3]	980,000	975,536
DT Auto Owner Trust 2010-1A, Automobile Receivable Nts., Series 2010-1A, Cl. D, 5.92%, 9/15/16[3]	697,461	699,122
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/17/15[3]	601,772	603,319
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 2/16/16[3]	166,386	166,556
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/17[3]	1,491,000	1,505,243
DT Auto Owner Trust 2012-1A, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.05%, 1/15/15[3]	230,653	230,795

14	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
DT Auto Owner Trust 2012-2, Automobile Receivable Nts.:
Series 2012-2, Cl. C, 2.72%, 4/17/17[3]	$345,000	$349,153
Series 2012-2, Cl. D, 4.35%, 3/15/19[3]	430,000	443,588
Exeter Automobile Receivables Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. A, 2.02%, 8/15/16[3]	3,327,284	3,346,804
Series 2012-2A, Cl. A, 1.30%, 6/15/17[3]	601,098	602,760
Series 2012-2A, Cl. B, 2.22%, 12/15/17[3]	750,000	757,798
Series 2012-2A, Cl. C, 3.06%, 7/16/18[3]	185,000	186,922
Series 2013-1A, Cl. A, 1.29%, 10/16/17[3]	1,425,000	1,424,396
First Investors Auto Owner Trust 2012-1A, Automobile Receivables Nts., Series 2012-1A, Cl. D, 5.65%, 4/15/18[3]	770,000	821,013
Ford Credit Auto Owner Trust 2013-A, Automobile Receivables Nts., Series 2013-A, Cl. D, 1.86%, 8/15/19	1,180,000	1,177,643
Ford Credit Floorplan Master Owner Trust A, Automobile Receivable Nts., Series 2012-2, Cl. C, 2.86%, 1/15/19	1,490,000	1,552,850
Ford Credit Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2012-1, Cl. C, 1.699%, 1/15/16[7]	605,000	608,164
FRS LLC, Sec. Railcar Equipment Nts., Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	474,373	474,646
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[3]	2,700,000	2,729,755
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.549%, 3/15/16[7]	1,800,000	1,806,566
New Century Home Equity Loan Trust 2005-2, Asset-Backed Nts., Series 2005-2, Cl. M3, 0.683%, 6/25/35[7]	5,500,000	4,276,099
Prestige Auto Receivables Trust, Automobile Receivable Nts., Series 2011-1A, Cl. D., 5.18%, 7/16/18	585,000	611,729
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	1,670,000	1,715,856
Santander Drive Auto Receivables Trust 2010-B, Automobile Receivables Nts., Series 2010-B, Cl. C, 3.02%, 10/17/16[3]	1,540,000	1,559,868
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	1,715,000	1,790,950
Santander Drive Auto Receivables Trust 2011-4, Automobile Receivables Nts., Series 2011-4, Cl. B, 2.90%, 5/16/16	820,000	836,090
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[2]	393,762	394,701
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[2]	947,102	953,637
Santander Drive Auto Receivables Trust 2012-2, Automobile Receivables Nts.:
Series 2012-2, Cl. C, 3.20%, 2/15/18	3,010,000	3,109,268
Series 2012-2, Cl. D, 3.87%, 2/15/18	1,875,000	1,965,212
Santander Drive Auto Receivables Trust 2012-4, Automobile Receivables Nts.:
Series 2012-4, Cl. A3, 1.04%, 8/15/16	1,410,000	1,417,108

15	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
Series 2012-4, Cl. B, 1.83%, 3/15/17	$2,710,000	$2,751,971
Series 2012-4, Cl. D, 3.50%, 6/15/18	2,785,000	2,895,289
Santander Drive Auto Receivables Trust 2012-5, Automobile Receivables Nts.:
Series 2012-5, Cl. C, 2.70%, 8/15/18	805,000	824,620
Series 2012-5, Cl. D, 3.30%, 9/17/18	3,110,000	3,186,576
Santander Drive Auto Receivables Trust 2012-6, Automobile Receivables Nts., Series 2012-6, Cl. D, 2.52%, 9/17/18	3,340,000	3,347,902
Santander Drive Auto Receivables Trust 2012-AA, Automobile Receivables Nts., Series 2012-AA, Cl. D, 2.46%, 12/17/18[3]	955,000	956,039
Santander Drive Auto Receivables Trust 2013-1, Automobile Receivables Nts.:
Series 2013-1, Cl. C, 1.76%, 1/15/19	2,070,000	2,076,086
Series 2013-1, Cl. D, 2.80%, 1/15/19	895,000	885,428
Santander Drive Auto Receivables Trust 2013-2, Automobile Receivables Nts., Series 2013-2, Cl. D, 2.70%, 3/15/19	1,260,000	1,252,122
Santander Drive Auto Receivables Trust 2013-3, Automobile Receivables Nts., Series 2013-3, Cl. D, 2.42%, 4/15/19	905,000	896,554
SNAAC Auto Receivables Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. A, 1.78%, 6/15/16[3]	455,029	457,820
Series 2012-1A, Cl. C, 4.38%, 6/15/17[3]	715,000	739,829
SNAAC Auto Receivables Trust, Automobile Receivables Nts.:
Series 2013-1A, Cl. B, 2.09%, 7/16/18	540,000	538,780
Series 2013-1A, Cl. C, 3.07%, 8/15/18	600,000	597,861
Structured Asset Securities Corp., Mtg. Loan Asset-Backed Certificates, Series 2007-GEL2, Cl. A2, 0.513%, 5/25/37[7]	10,000,000	8,606,430
United Auto Credit Securitization Trust 2012-1, Automobile Receivables Nts.:
Series 2012-1, Cl. A2, 1.10%, 3/16/15	478,184	478,354
Series 2012-1, Cl. B, 1.87%, 9/15/15	910,000	910,511
Series 2012-1, Cl. C, 2.52%, 3/15/16	660,000	660,241
Series 2012-1, Cl. D, 3.12%, 3/15/18	565,000	565,243
Series 2013-1, Cl. D, 2.90%, 12/15/17[3]	110,000	109,799
United Auto Credit Securitization Trust 2013-1, Automobile Receivables Nts.:
Series 2013-1, Cl. B, 1.74%, 4/15/16[3]	975,000	974,325
Series 2013-1, Cl. C, 2.22%, 12/15/17[3]	620,000	619,669
Westlake Automobile Receivables Trust 2012-1, Automobile Receivable Nts., Series 2012-1, Cl. D, 1.03%, 3/15/16[3]	501,244	502,166
Wheels SPV LLC, Asset-Backed Nts., Series 2012-1, Cl. A2, 1.19%, 3/20/21[3]	726,087	730,005
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2012-B, Cl. A, 1.76%, 5/17/21	625,000	631,321

Total Asset-Backed Securities (Cost $191,222,454)		194,474,236

U.S. Government Obligations–1.1%
Federal Home Loan Mortgage Corp. Nts.:
0.875%, 3/7/18	2,284,000	2,261,377
1.375%, 5/1/20	2,126,000	2,078,631
2.375%, 1/13/22	3,075,000	3,137,361

16	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. Government Obligations Continued
5.25%, 4/18/16	$1,600,000	$1,814,491
Federal National Mortgage Assn. Nts.:
0.50%, 3/30/16	6,712,000	6,705,550
0.875%, 5/21/18	2,120,000	2,091,066
Federal National Mortgage Assn. Unsec. Nts., 0.375%, 7/5/16	2,348,000	2,334,987

Total U.S. Government Obligations (Cost $20,291,633)		20,423,463

Non-Convertible Corporate Bonds and Notes–18.8%
Consumer Discretionary–2.1%
Auto Components–0.1%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	1,551,000	1,675,080

Automobiles–0.4%
Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	942,000	1,428,452
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	3,563,000	4,070,275
General Motors Financial Co., Inc., 4.25% Sr. Unsec. Nts., 5/15/23[3]	1,457,000	1,424,218

		6,922,945

Diversified Consumer Services–0.1%
Service Corp International, 4.50% Sr. Unsec. Unsub. Nts., 11/15/20	1,690,000	1,707,956

Hotels, Restaurants & Leisure–0.1%
Brinker International, Inc.:
2.60% Sr. Unsec. Nts., 5/15/18	560,000	561,470
3.875% Sr. Unsec. Nts., 5/15/23	560,000	551,312
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	944,000	1,180,195

		2,292,977

Household Durables–0.2%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,637,000	1,772,053
Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18[3]	1,745,000	1,771,175

		3,543,228

Media–0.7%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	995,000	1,481,656
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,129,000	1,161,487
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	457,000	446,766
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	1,607,000	1,707,438
Historic TW, Inc., 9.15% Debs., 2/1/23	201,000	287,098
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	1,043,000	1,116,010
10% Sr. Unsec. Nts., 7/15/17	1,669,000	1,764,968
Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	1,657,000	1,685,998
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	619,000	726,924
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	653,000	586,230
Time Warner Entertainment Co. LP, 8.375% Sr. Unsec. Nts., 7/15/33	876,000	1,194,317
WPP Finance 2010, 5.125% Sr. Unsec. Unsub. Nts., 9/7/42	520,000	515,518

		12,674,410

17	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Multiline Retail–0.2%
Dollar General Corp., 4.125% Nts., 7/15/17	$1,545,000	$1,679,472
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	2,212,000	2,331,105

		4,010,577

Specialty Retail–0.1%
Rent-A-Center, Inc., 4.75% Sr. Unsec. Nts., 5/1/21[3]	1,796,000	1,769,060

Textiles, Apparel & Luxury Goods–0.2%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,580,000	1,749,850
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	1,706,000	1,710,265

		3,460,115

Consumer Staples–1.0%
Beverages–0.5%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,366,000	2,129,171
Beam, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	440,000	465,202
Coca-Cola HBC Finance BV, 5.125% Sr. Unsec. Unsub. Nts., 9/17/13	1,620,000	1,640,380
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	1,746,000	1,706,715
Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[3]	1,522,000	1,604,039
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Unsub. Nts., 1/15/42	850,000	915,181

		8,460,688

Food & Staples Retailing–0.1%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40	804,000	817,148
Safeway, Inc., 5.625% Sr. Unsec. Unsub. Nts., 8/15/14	595,000	626,127
Wal-Mart Stores, Inc., 4% Sr. Unsec. Unsub. Nts., 4/11/43	838,000	805,185

		2,248,460

Food Products–0.1%
Bunge Ltd Finance Corp., 5.10% Sr. Unsec. Unsub. Nts., 7/15/15	1,412,000	1,524,926
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	208,000	215,845
8.50% Sr. Unsec. Nts., 6/15/19	1,008,000	1,292,824

		3,033,595

Personal Products–0.1%
Avon Products, Inc., 4.60% Sr. Unsec. Nts., 3/15/20	1,467,000	1,554,002

Tobacco–0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	913,000	1,461,213
Lorillard Tobacco Co., 3.75% Sr. Unsec. Nts., 5/20/23	1,751,000	1,715,871

		3,177,084

Energy–2.5%
Energy Equipment & Services–0.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	1,983,000	2,194,057
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14	1,388,000	1,450,518
Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	1,210,000	1,299,856

18	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Energy Equipment & Services Continued
Weatherford International Ltd/Bermuda, 4.50% Sr. Unsec. Unsub. Nts., 4/15/22	$925,000	$954,595

		5,899,026

Oil, Gas & Consumable Fuels–2.2%
Anadarko Petroleum Corp.:
6.20% Sr. Unsec. Nts., 3/15/40	634,000	761,292
7.625% Sr. Unsec. Nts., 3/15/14	1,186,000	1,250,547
Apache Corp., 4.25% Sr. Unsec. Unsub. Nts., 1/15/44	440,000	412,616
Canadian Oil Sands Ltd.:
5.80% Sr. Unsec. Nts., 8/15/13[3]	1,584,000	1,599,613
6% Sr. Unsec. Nts., 4/1/42[3]	770,000	848,867
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	1,590,000	1,705,275
CNOOC Finance 2013 Ltd., 4.25% Sr. Unsec. Unsub. Nts., 5/9/43	605,000	559,468
Concho Resources, Inc., 5.50% Sr. Unsec. Unsub. Nts., 4/1/23[5]	1,725,000	1,772,438
Continental Resources, Inc., 4.50% Sr. Unsec. Unsub. Nts., 4/15/23[3]	1,752,000	1,771,710
Copano Energy LLC/Copano Energy Finance Corp., 7.125% Sr. Unsec. Unsub. Nts., 4/1/21	2,849,000	3,297,718
DCP Midstream LLC, 5.85% Sec. Sub. Nts., 5/21/43[3]	1,796,000	1,809,470
DCP Midstream Operating LP:
2.50% Sr. Unsec. Unsub. Nts., 12/1/17	1,430,000	1,448,669
3.875% Sr. Unsec. Nts., 3/15/23	847,000	834,013
El Paso Pipeline Partners Operating Co. LLC, 4.70% Sr. Unsec. Nts., 11/1/42	1,233,000	1,177,532
Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14	1,201,000	1,278,702
EnCana Holdings Finance Corp., 5.80% Sr. Unsec. Unsub. Nts., 5/1/14	779,000	814,868
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21	1,312,000	1,409,164
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	465,000	513,719
8.50% Sr. Unsec. Nts., 4/15/14	1,180,000	1,256,529
NuStar Logistics LP, 4.75% Sr. Unsec. Unsub. Nts., 2/1/22	1,633,000	1,580,427
Phillips 66, 4.30% Sr. Unsec. Unsub. Nts., 4/1/22[3]	911,000	985,567
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	1,668,000	1,772,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	1,466,000	1,549,196
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[3]	1,643,000	1,671,753
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22	939,000	983,684
Talisman Energy, Inc.:
5.125% Sr. Unsec. Unsub. Nts., 5/15/15	1,296,000	1,390,373
6.25% Sr. Unsec. Unsub. Nts., 2/1/38	469,000	532,550
Williams Cos, Inc. (The), 3.70% Unsec. Unsub. Nts., 1/15/23	928,000	901,159
Woodside Finance Ltd.:
4.60% Sr. Unsec. Unsub. Nts., 5/10/21[3]	1,390,000	1,523,692
5% Sr. Unsec. Nts., 11/15/13[3]	1,624,000	1,654,396

		39,067,257

19	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Financials–7.1%
Capital Markets–1.5%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[3]	$2,035,000	$2,458,917
Carlyle Holdings II Finance LLC, 5.625% Unsec. Nts., 3/30/43[3]	857,000	866,613
Deutsche Bank AG, 4.296% Unsec. Sub. Nts., 5/24/28	1,801,000	1,743,037
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	1,710,000	1,766,440
Goldman Sachs Group, Inc. (The), 6.25% Sr. Unsec. Nts., 2/1/41	1,684,000	1,982,710
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[3]	2,342,000	2,628,792
Mellon Capital IV, 4% Perpetual Bonds[7,11]	6,000,000	5,805,000
Morgan Stanley:
6.25% Sr. Unsec. Nts., 8/28/17	1,000,000	1,155,571
6.375% Sr. Unsec. Nts., 7/24/42	1,130,000	1,335,295
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,201,000	3,207,629
Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	1,477,000	1,645,375
UBS AG (Stamford, CT), 2.25% Sr. Unsec. Nts., 8/12/13	388,000	389,334
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series1[11]	1,771,000	1,866,191

		26,850,904

Commercial Banks–2.0%
Amsouth Bank NA (Birmingham, AL), 5.20% Unsec. Sub. Nts., 4/1/15	1,582,000	1,679,828
Barclays Bank plc, 5.14% Unsec. Sub. Nts., 10/14/20	1,704,000	1,798,219
BPCE SA, 1.70% Sr. Unsec. Nts., 4/25/16	2,799,000	2,787,583
Credit Agricole SA (London), 2.125% Sr. Unsec. Nts., 4/17/18[3]	2,818,000	2,791,147
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	3,032,000	3,050,950
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[7]	4,060,000	4,171,650
LBG Capital No. 1 plc, 7.875% Unsec. Sub. Nts., 11/1/20[3]	1,529,000	1,697,190
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[3]	1,272,000	1,439,553
PNC Financial Services Group, Inc., 4.85% Perpetual Bonds[11]	1,827,000	1,817,865
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U11	1,700,000	1,670,250
Wachovia Capital Trust III, 5.57% Jr. Sub. Perpetual Nts.[7,11]	11,000,000	11,027,500
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K11	2,118,000	2,484,679

		36,416,414

Consumer Finance–0.1%
Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22	2,031,000	2,052,516

Diversified Financial Services–1.3%
Bank of America Corp., 5.20% Perpetual Bonds[11]	1,801,000	1,791,995
Citigroup, Inc.:
3.375% Sr. Unsec. Unsub. Nts., 3/1/23	1,258,000	1,242,400
5.95% Jr. Sub. Perpetual Bonds, Series D11	1,708,000	1,786,995
ING US, Inc.:
5.50% Sr. Unsec. Nts., 7/15/22[3]	1,035,000	1,158,728
5.65% Unsec. Sub. Nts., 5/15/53[3]	1,465,000	1,475,988

20	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Diversified Financial Services Continued
Jefferies Group, Inc., 5.125% Sr. Unsec. Nts., 1/20/23	$853,000	$895,181
JPMorgan Chase & Co.:
5.15% Jr. Sub. Perpetual Bonds, Series Q11	788,000	797,850
7.90% Jr. Sub. Perpetual Bonds, Series 1[11]	7,778,000	9,090,219
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Nts., 5/14/38	1,438,000	1,809,257
Rabobank Capital Funding Trust III, 5.254% Perpetual Bonds[3,11]	2,765,000	2,823,756

		22,872,369

Insurance–1.7%
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	1,361,000	1,599,059
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	851,000	999,439
Gulf South Pipeline Co. LP, 5.05% Sr. Unsec. Nts., 2/1/15[3]	1,490,000	1,575,665
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	3,186,000	3,265,650
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14	356,000	372,964
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	10,000,000	16,087,500
Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44	1,191,000	1,213,331
QBE Insurance Group Ltd., 2.40% Sr. Unsec. Nts., 5/1/18[3]	2,089,000	2,081,331
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[3,11]	2,835,000	3,056,187

		30,251,126

Real Estate Investment Trusts (REITs)–0.5%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	440,000	482,784
7% Sr. Unsec. Nts., 10/15/17	1,409,000	1,685,936
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20[3]	645,000	649,031
Hospitality Properties Trust, 5.125% Sr. Unsec. Nts., 2/15/15	1,497,000	1,559,167
Host Hotels & Resorts, Inc., 3.75% Sr. Unsec. Nts., 10/15/23	1,207,000	1,184,951
National Retail Properties, Inc., 6.25% Sr. Unsec. Unsub. Nts., 6/15/14	1,115,000	1,154,280
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14[3]	1,426,000	1,516,793

		8,232,942

Health Care–0.5%
Biotechnology–0.3%
Amgen, Inc., 3.625% Sr. Unsec. Unsub. Nts., 5/15/22	1,562,000	1,634,296
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	1,731,000	1,732,861
Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	840,000	994,084

		4,361,241

Health Care Equipment & Supplies–0.0%
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Unsub. Nts., 4/15/18[3]	593,000	600,851

Health Care Providers & Services–0.1%
Cardinal Health, Inc.:
1.70% Sr. Unsec. Nts., 3/15/18	569,000	563,997
3.20% Sr. Unsec. Nts., 3/15/23	853,000	834,273
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	854,000	1,071,299

		2,469,569

21	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Pharmaceuticals–0.1%
Zoetis, Inc.:
1.875% Sr. Unsec. Nts., 2/1/18[3]	$564,000	$565,800
4.70% Sr. Unsec. Nts., 2/1/43[3]	846,000	848,376

		1,414,176

Industrials–1.2%
Aerospace & Defense–0.2%
BE Aerospace, Inc., 5.25% Sr. Unsec. Unsub. Nts., 4/1/22	1,287,000	1,351,350
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	1,484,000	1,636,110
Northrop Grumman Corp., 3.25% Sr. Unsec. Unsub. Nts., 8/1/23	308,000	304,929

		3,292,389

Building Products–0.1%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	1,363,000	1,405,749

Commercial Services & Supplies–0.1%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	1,596,000	1,671,810

Industrial Conglomerates–0.3%
General Electric Capital Corp.:
5.25% Perpetual Bonds[5,11]	1,865,000	1,862,669
6.375% Unsec. Sub. Bonds, 11/15/67	3,251,000	3,474,506

		5,337,175

Machinery–0.1%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16	1,707,000	1,886,235
National Rural Utilities Cooperative Finance Corp., 4.75% Sr. Unsec. Sub. Nts., 4/30/43	914,000	934,565

		2,820,800

Professional Services–0.1%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	642,000	690,150
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20[3]	1,695,000	1,707,713

		2,397,863

Road & Rail–0.2%
Kansas City Southern Railway, 4.30% Sr. Unsec. Nts., 5/15/43[3]	696,000	669,639
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Nts., 7/11/14[3]	1,660,000	1,686,816
4.25% Sr. Unsec. Nts., 1/17/23[3]	865,000	887,935

		3,244,390

Trading Companies & Distributors–0.1%
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	1,563,000	1,684,133

Information Technology–0.6%
Computers & Peripherals–0.3%
Apple, Inc., 3.85% Sr. Unsec. Unsub. Nts., 5/4/43	464,000	428,881
Hewlett-Packard Co.:
2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,851,000	2,934,315

22	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Computers & Peripherals Continued
4.75% Sr. Unsec. Nts., 6/2/14	$1,176,000	$1,220,968

		4,584,164

Electronic Equipment, Instruments & Components–0.2%
Amphenol Corp., 4.75% Sr. Unsec. Unsub. Nts., 11/15/14	449,000	475,227
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	1,792,000	1,886,401
Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	1,905,000	1,987,187

		4,348,815

Internet Software & Services–0.1%
Baidu, Inc., 3.50% Sr. Unsec. Unsub. Nts., 11/28/22	1,300,000	1,241,699

IT Services–0.0%
Fidelity National Information Services, Inc., 3.50% Sr. Unsec. Nts., 4/15/23	855,000	826,106

Materials–1.0%
Chemicals–0.3%
Agrium, Inc., 6.125% Sr. Unsec. Unsub. Nts., 1/15/41	275,000	317,302
CF Industries, Inc., 4.95% Sr. Unsec. Nts., 6/1/43	736,000	733,466
Dow Chemical Co. (The), 8.55% Sr. Unsec. Unsub. Nts., 5/15/19	1,073,000	1,430,688
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42	676,000	693,896
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	802,000	788,263
Sherwin-Williams Co. (The), 4% Sr. Unsec. Unsub. Nts., 12/15/42	817,000	790,563

		4,754,178

Containers & Packaging–0.3%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	1,562,000	1,714,295
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	1,310,000	1,352,741
Rock Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	1,688,000	1,728,102

		4,795,138

Metals & Mining–0.4%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	968,000	1,066,336
Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub., Nts., 3/1/23	595,000	603,455
Cliffs Natural Resources, Inc., 3.95% Sr. Unsec. Unsub. Nts., 1/15/18	1,590,000	1,577,158
Freeport-McMoRan Copper & Gold, Inc., 3.875% Sr. Unsec. Nts., 3/15/23[3]	1,795,000	1,753,293
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,190,000	1,277,131
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,317,000	1,448,487

		7,725,860

Paper & Forest Products–0.0%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	767,000	891,790

Telecommunication Services–1.6%
Diversified Telecommunication Services–0.7%
AT&T, Inc., 6.30% Sr. Unsec. Unsub. Nts., 1/15/38	2,197,000	2,633,164
British Telecommunications plc, 9.625% Bonds, 12/15/30	1,076,000	1,674,193

23	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Diversified Telecommunication Services Continued
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	$1,744,000	$1,811,580
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,436,000	1,651,400
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,480,000	1,611,242
Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,079,000	1,242,342
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,333,000	1,617,036

		12,240,957

Wireless Telecommunication Services–0.9%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	1,368,000	1,223,861
CC Holdings GS V LLC/CRO, 3.849% Sr. Sec. Nts., 4/15/23[3]	832,000	832,173
Clearwire Communications LLC/Clearwire Finance, 12% Sr. Sec. Nts., 12/1/15[3]	10,000,000	10,713,000
MetroPCS Wireless, Inc., 6.25% Sr. Unsec. Unsub. Nts., 4/1/21[3]	1,730,000	1,818,663
Vodafone Group plc, 4.375% Sr. Unsec. Unsub. Nts., 2/19/43	918,000	870,153

		15,457,850

Utilities–1.2%
Electric Utilities–0.6%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	1,806,000	1,944,692
Electricite de France SA, 5.25% Jr. Sub Perpetual Bonds[3,7,11]	1,371,000	1,378,726
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22	938,000	974,649
FirstEnergy Corp., 4.25% Sr. Unsec. Unsub. Nts., 3/15/23	1,040,000	1,028,777
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	1,659,000	1,665,614
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	1,293,000	1,291,339
PPL WEM Holdings plc, 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[3]	1,685,000	1,900,746

		10,184,543

Energy Traders–0.5%
Calpine Corp., 7.25% Sr. Sec. Nts., 10/15/17[3]	7,848,000	8,240,400
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	1,575,000	1,615,120

		9,855,520

Multi-Utilities–0.1%
CMS Energy Corp., 5.05% Sr. Unsec. Unsub. Nts., 3/15/22	536,000	607,127
Nisource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	512,000	502,163

		1,109,290

Total Non-Convertible Corporate Bonds and Notes (Cost $318,580,650)		336,888,787

Convertible Corporate Bonds and Notes–1.4%
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14	13,000,000	13,195,000
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[7]	4,925,000	6,125,469
LifePoint Hospitals, Inc., 3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14	5,000,000	5,509,375
SEACOR Holdings, Inc., 2.50% Cv. Sr. Unsec. Unsub. Nts., 12/15/27[3]	1,000,000	1,130,625

Total Convertible Corporate Bonds and Notes (Cost $23,371,975)		25,960,469

24	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Principal Amount		Value
Event-Linked Bonds–0.3%
Calypso Capital Ltd. Catastrophe Linked Nts., Series 2010-1, Cl. A, 3.713%, 1/10/14[3,7]	2,041,000	EUR	$2,672,827
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A, 5.75%, 2/3/14[3,7]	2,100,000		2,103,990

Total Event-Linked Bonds (Cost $4,929,048)			4,776,817

	Expiration Date	Strike Price	Contracts
Options Purchased–0.1%
Japanese Yen (JPY) Put[1]	5/27/14	1 USD per 120.000 JPY	6,000,000,000	326,520
Standard & Poor’s 500 Index (The) Put[1]	8/16/13	$1,580.000	400	1,170,000

Total Options Purchased (Cost $1,293,215)				1,496,520

Swaption Expiration Date		Notional Amount
Swaptions Purchased–0.5%
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 1.87%; Received: Six-Month JPY BBA LIBOR; Termination Date: 1/25/26[1]	1/22/16	5,406,000,000	JPY	1,305,615
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 3.373%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/27/26[1]	4/26/16	30,000,000		1,604,217
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 3.41%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/13/26[1]	4/12/16	33,000,000		1,698,374
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 3.4675%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/13/26[1]	4/12/16	33,000,000		1,633,791
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4.50%; Received: Three-Month BBA LIBOR; Termination Date: 2/28/27[1]	2/27/17	50,000,000		1,771,011

Total Swaptions Purchased (Cost $6,804,593)				8,013,008

	Shares
Investment Companies–25.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 012%[4,12]	273,282,475	273,282,475
Oppenheimer Master Loan Fund, LLC[4]	11,000,141	149,730,799

	Shares	Value
Investment Companies Continued
Oppenheimer Short Duration Fund, Cl. Y4	3,021,368	$30,274,112

Total Investment Companies (Cost $451,556,113)		453,287,386

Total Investments, at Value (Cost $1,783,326,616)	108.5%	1,948,914,020
Liabilities in Excess of Other Assets	(8.5)	(152,479,853)

Net Assets	100.0%	$1,796,434,167

25	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Footnotes to Statement of Investments

Principal and notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro

JPY          Japanese Yen

1.	Non-income producing security.
2.	Restricted security. The aggregate value of restricted securities as of May 31, 2013 was $80,125,437, which represents 4.46% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Aircraft Lease Securitisation Ltd., Airplane Asset-Backed Securities, Series 2007-1A, Cl. G3, 0.46%, 5/10/32	5/14/13	$14,489,576	$14,488,604	$(972)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.469%, 6/15/32	7/28/10- 10/21/10	26,464,337	25,599,425	(864,912)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G2, 0.479%, 6/15/32	4/8/11	9,473,096	8,857,886	(615,210)
Blade Engine Securitization Ltd., Airplane Receivables, Series 2006-1AW, Cl. A1, 0.499%, 9/15/41	4/19/13- 5/29/13	17,945,639	17,938,074	(7,565)
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.199%, 9/15/41	11/10/09	5,862,772	6,807,880	945,108
Bond Street Holdings LLC, Cl. A	11/4/09	5,700,000	3,990,000	(1,710,000)
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.385%, 11/1/36	10/24/12	993,507	1,095,230	101,723
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11- 2/9/12	394,112	394,701	589
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17	5/19/11- 4/9/13	948,940	953,637	4,697

		$82,271,979	$80,125,437	$(2,146,542)

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $158,974,907 or 8.85% of the Fund’s net assets as of May 31, 2013.
4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 31, 2012	Gross Additions	Gross Reductions	Shares May 31, 2013
H.J. Heinz Finance Co., 8% Cum., Series Ba	295	—	—	295
Oppenheimer Institutional Money Market Fund, Cl. E	206,909,741	302,388,966	236,016,232	273,282,475
Oppenheimer Master Loan Fund, LLC	11,000,141	—	—	11,000,141
Oppenheimer Short Duration Fund, Cl. Y	2,011,498	1,009,870	—	3,021,368

26	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

	Value		Income		Realized Gain
H.J. Heinz Finance Co., 8% Cum., Series Ba	—	[b]	$1,770,000		$—
Oppenheimer Institutional Money Market Fund, Cl. E	273,282,475		291,595		—
Oppenheimer Master Loan Fund, LLC	149,730,799		7,924,470	[c]	1,040,425	[c]
Oppenheimer Short Duration Fund, Cl. Y	30,274,112		97,816		—

	$453,287,386		$10,083,881		$1,040,425

a.	No longer an affiliate as of May 31, 2013.
b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after May 31, 2013. See accompanying Notes.
6.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $428,192. See accompanying Notes.
7.	Represents the current interest rate for a variable or increasing rate security.
8.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,563,229 or 1.03% of the Fund’s net assets as of May 31, 2013.
9.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
10.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $259,596 or 0.01% of the Fund’s net assets as of May 31, 2013.
11.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
12.	Rate shown is the 7-day yield as of May 31, 2013.

27	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Forward Currency Exchange Contracts as of May 31, 2013 are as follows:

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International
Euro (EUR)	Sell	2,555	EUR	8/16/13	$3,322,413	$—	$7,117
Morgan Stanley Capital Services, Inc.
Australian Dollar (AUD)	Sell	10,000	AUD	6/28/13	9,550,518	725,332	—
State Street Bank
Euro (EUR)	Sell	10,000	EUR	6/28/13	12,999,529	32,171	—

Total unrealized appreciation and depreciation						$757,503	$7,117

Futures Contracts as of May 31, 2013 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Corn	Buy	80	12/13/13	$2,269,000	$78,910
Euro BTP	Sell	20	6/6/13	2,977,462	(172,194)
Soybean	Buy	32	11/14/14	2,055,600	89,199
U.S. Treasury Long Bonds	Buy	199	9/19/13	27,866,219	(370,460)
U.S. Treasury Nts., 2 yr.	Sell	76	9/30/13	16,730,688	8,445
U.S. Treasury Nts., 5 yr.	Sell	437	9/30/13	53,494,946	407,643
U.S. Treasury Nts., 10 yr.	Buy	453	9/19/13	58,536,094	(414,031)
U.S. Treasury Ultra Bonds	Buy	201	9/19/13	30,577,125	(797,546)

					$(1,170,034)

Credit Default Swap Contracts as of May 31, 2013 are as follows:

Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index, Series 2
JPMorgan Chase Bank NA	Sell	$25,000		1%	6/20/18	$(118,806)	$309,422	$190,616

	Total	25,000				(118,806)	309,422	190,616
Italy (Republic of)
Goldman Sachs International	Buy	30,000		1	6/20/18	(2,166,059)	2,099,926	(66,133)

	Total	30,000				(2,166,059)	2,099,926	(66,133)
iTRAXX Europe, Series 19, Version 1
JPMorgan Chase Bank NA	Buy	19,490	EUR	1	6/20/18	(332,086)	(15,802)	(347,888)

	Total	19,490	EUR			(332,086)	(15,802)	(347,888)

				Grand Total Buys		(2,498,145)	2,084,124	(414,021)
				Grand Total Sells		(118,806)	309,422	190,616

				Total Credit Default Swaps		$(2,616,951)	$2,393,546	$(223,405)

28	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR         Euro

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Corporate Debt Indexes	$25,000,000	$—	BBB+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Total Return Swap Contracts as of May 31, 2013 are as follows:

Reference Entity/ Swap Counterparty	Notional Amount (000’s)	Paid by the Fund	Received by the Fund	Termination Date	Value
The Blackstone Group LP
Goldman Sachs International	$2,805	Eight-Month USD BBA LIBOR plus 58 basis points and if negative, the absolute value of the Total Return of The Blackstone Group LP	If positive, the Total Return of The Blackstone Group LP	12/12/13	$244,153

Abbreviations are as follows:

BBA LIBOR         British Bankers’ Association London-Interbank Offered Rate

29	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of May 31, 2013 is as follows:

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)			Value
Goldman Sachs International:
	Credit Default Buy Protection	$30,000			$2,099,926
	Total Return	2,805			244,153

					2,344,079
JPMorgan Chase Bank NA:
	Credit Default Buy Protection	19,490	EUR		(15,802)
	Credit Default Sell Protection	25,000			309,422

					293,620

				Total Swaps	$2,637,699

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currency:

EUR        Euro

30	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Combined Notes to Statement of Investments

Change in Method of Accounting. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. Prior to May 31, 2013, the Subsidiary was shown as an investment of the Fund on the Statement of Investments and the financial statements of the Subsidiary were presented along with the Fund. The staff of the Securities and Exchange Commission has recently commented on their preference to have wholly-owned Cayman investment funds consolidated into the parent fund’s financial statements. Management of the Fund implemented the change in policy because it is a more effective method of providing transparency into the Fund’s holdings and operations. Accordingly, as a result of the change in method of accounting, the Fund consolidates the assets and liabilities as well as the operations of the Subsidiary within its financial statements.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$337,680,934
Sold securities	163,754,580

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

31	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Investment in Oppenheimer Capital Income Fund (Cayman) Ltd. The Fund may invest up to 25% of its total assets in Oppenheimer Capital Income Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At May 31, 2013, the Fund owned 7,500 shares with a market value of $5,155,588.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund.

32	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations in the annual and semiannual reports.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

33	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

34	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at

35	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

36	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

The table below categorizes amounts as of May 31, 2013 based on valuation input level:

	Level 1– Unadjusted Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$50,982,422	$—	$—	$50,982,422
Consumer Staples	33,203,320	—	—	33,203,320
Energy	52,682,037	6,079,001	—	58,761,038
Financials	77,112,165	5,250,000	—	82,362,165
Health Care	63,916,495	—	—	63,916,495
Industrials	60,753,178	—	—	60,753,178
Information Technology	73,294,397	—	—	73,294,397
Materials	42,057,935	—	—	42,057,935
Telecommunication Services	20,364,948	—	—	20,364,948
Utilities	20,884,300	—	—	20,884,300
Preferred Stocks	14,555,588	40,755,043	—	55,310,631
Rights, Warrants and Certificates	2,564,402	—	—	2,564,402
Mortgage-Backed Obligations	—	339,138,103	—	339,138,103
Asset-Backed Securities	—	179,985,632	14,488,604	194,474,236
U.S. Government Obligations	—	20,423,463	—	20,423,463
Non-Convertible Corporate Bonds and Notes	—	336,888,787	—	336,888,787
Convertible Corporate Bonds and Notes	—	25,960,469	—	25,960,469
Event-Linked Bonds	—	4,776,817	—	4,776,817
Options Purchased	1,170,000	326,520	—	1,496,520
Swaptions Purchased	—	8,013,008	—	8,013,008
Investment Companies	303,556,587	149,730,799	—	453,287,386

Total Investments, at Value	817,097,774	1,117,327,642	14,488,604	1,948,914,020
Other Financial Instruments:
Foreign currency exchange contracts	—	757,503	—	757,503
Futures margins	120,084	—	—	120,084
Appreciated swaps, at value	—	553,575	—	553,575
Depreciated swaps, at value	—	2,099,926	—	2,099,926

Total Assets	$817,217,858	$1,120,738,646	$14,488,604	$1,952,445,108

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(7,117)	$—	$(7,117)
Futures margins	(308,904)	—	—	(308,904)
Depreciated swaps, at value	—	(15,802)	—	(15,802)

Total Liabilities	$(308,904)	$(22,919)	$—	$(331,823)

37	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Energy	$—	$(11,035,159)	$11,035,159	$—
Preferred Stocks	14,664,091	—	—	(14,664,091)

Total Assets	$14,664,091	$(11,035,159)	$11,035,159	$(14,664,091)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.
**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

38	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

39	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2013, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $ 11,750,532, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $11,734,730 as of May 31, 2013. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of May 31, 2013 the Fund has required certain counterparties to post collateral of $11,261,699.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the

40	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of May 31, 2013, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $7,117 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of May 31, 2013, the Fund could have been required to pay this amount in cash to its counterparties.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

41	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

During the period ended May 31, 2013, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $288,112 and $13,662,600, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

42	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the period ended May 31, 2013, the Fund had an ending monthly average market value of $98,120,193 and $123,509,435 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

43	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

During the period ended May 31, 2013, the Fund had an ending monthly average market value of $67,500 and $149,652 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

As of May 31, 2013, the Fund had no outstanding written options.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

44	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

45	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

For the period ended May 31, 2013, the Fund had ending monthly average notional amounts of $15,871,120 and $10,000,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

For the period ended May 31, 2013, the Fund had ending monthly average notional amounts of $294,226 on total return swaps which are long the reference asset..

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

46	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

During the period ended May 31, 2013, the Fund had an ending monthly average market value of $4,135,055 on purchased swaptions.

Restricted Securities

As of May 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

47	Oppenheimer Capital Income Fund

COMBINED STATEMENT OF INVESTMENTS	May 31, 2013 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,788,097,845
Federal tax cost of other investments	51,887,927

Total federal tax cost	$1,839,985,772

Gross unrealized appreciation	$177,245,787
Gross unrealized depreciation	(17,578,898)

Net unrealized appreciation	$159,666,889

48	Oppenheimer Capital Income Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	7/9/2013